Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 146	$ 196
Termination and long-term service arrangements	369	456
Retirement medical benefits plans	20	26
Other long-term employee benefits	13	22
Long-term employee benefit obligations	$ 548	$ 700